                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03129

          Morgan Stanley Natural Resource Development Securities Inc.
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
       (Address of principal executive offices)         (Zip code)

                                Ronald E. Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: February 28, 2006

Date of reporting period: February 28, 2006

Item 1 - Report to Shareholders

WELCOME, SHAREHOLDER:

IN THIS REPORT, YOU'LL LEARN ABOUT HOW YOUR INVESTMENT IN MORGAN STANLEY NATURAL RESOURCE DEVELOPMENT SECURITIES INC. PERFORMED DURING THE ANNUAL PERIOD. WE WILL PROVIDE AN OVERVIEW OF THE MARKET CONDITIONS, AND DISCUSS SOME OF THE FACTORS THAT AFFECTED PERFORMANCE DURING THE REPORTING PERIOD. IN ADDITION, THIS REPORT INCLUDES THE FUND'S FINANCIAL STATEMENTS AND A LIST OF FUND INVESTMENTS.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

FUND REPORT
For the year ended February 28, 2006

TOTAL RETURN FOR THE 12 MONTHS ENDED FEBRUARY 28, 2006

                                                         LIPPER
                                                        NATURAL
                                                      RESOURCES
                                        S&P 500(R)        FUNDS
CLASS A    CLASS B   CLASS C   CLASS D     INDEX(1)       INDEX(2)
 28.46%     27.45%    27.47%    28.75%       8.40%        31.77%

THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURNS ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE AND BENCHMARK INFORMATION.

MARKET CONDITIONS

Moderate economic growth supported the broad stock market's positive return during the year ended February 28, 2006. However, pockets of volatility did occur as investor sentiment about high energy prices, rising interest rates and inflationary pressure fluctuated. The Gulf Coast hurricanes intensified these worries, but the economy and the stock market proved resilient. Consumer trends rebounded after a slight retreat, and corporate profits continued to be healthy, for the most part.

Given the continued high commodity prices, the energy sector performed very strongly. Supply concerns--driven by geopolitical tensions and production issues around the world--combined with expectations for significant demand from China and India, in particular, kept commodity prices soaring. Prices reached all-time highs in the wake of the Gulf Coast hurricanes, which caused considerable damage to U.S. refining capacity and production facilities. In this environment of high commodity prices and tight supply-demand fundamentals, many energy companies generated record earnings, while those that use oil in their manufacturing process (such as materials producers) saw declining profit margins.

PERFORMANCE ANALYSIS

Morgan Stanley Natural Resource Development Securities Inc. outperformed the S&P 500(R) Index and underperformed the Lipper Natural Resources Funds Index for the 12 months ended February 28, 2006, assuming no deduction of applicable sales charges.

The Fund's portfolio provided broad exposure to the energy sector; and this positioning helped propel the Fund to its strong gain for the period. Most notably, the refining industry contributed standout performance, due to rising commodity prices, the ongoing supply-demand imbalance and a number of positive company-specific factors. The Fund's exposure to the mining sector proved advantageous.

However, relative to energy sectors, the weaker performance of non-energy sectors (including chemicals, aluminum and papers) was a drag on performance relative to the peer group. The Fund maintained a sizable weighting in these groups throughout the period (15 percent on average).

As the reporting period closed, our analysis continued to indicate that energy prices may likely remain high for a lengthy period of time. This view is reflected in the Fund's positioning, which included significant weightings in the refining and oil services sector. Not only are high energy prices a boon to these industries, refining and oil services companies tend to be less affected by the increasing costs associated with high energy prices. In concert with this energy positioning, we reduced the Fund's exposure to non-energy holdings.

THERE IS NO GUARANTEE THAT ANY SECTORS MENTIONED WILL CONTINUE TO PERFORM AS DISCUSSED HEREIN OR THAT SECURITIES IN SUCH SECTORS WILL BE HELD BY THE FUND IN THE FUTURE.

TOP 10 HOLDINGS

Halliburton Co.                                          3.9%
Schlumberger Ltd. (Netherlands Antilles)                 3.7
Ultra Petroleum Corp. (Canada)                           3.6
Chevron Corp.                                            3.5
Total S.A. (ADR) (France)                                3.2
Marathon Oil Corp.                                       3.2
XTO Energy, Inc.                                         3.1
ConocoPhillips                                           3.0
Peabody Energy Corp.                                     2.9
Valero Energy Corp.                                      2.9

TOP FIVE INDUSTRIES

Oil & Gas Production                                    17.5%
Oilfield Services/Equipment                             17.5
Integrated Oil                                          17.2
Contract Drilling                                       13.9
Oil Refining/Marketing                                  10.0

DATA AS OF FEBRUARY 28, 2006. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES FOR TOP 10 HOLDINGS AND TOP FIVE INDUSTRIES ARE AS A PERCENTAGE OF NET ASSETS. THESE DATA ARE PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 80 PERCENT OF ITS ASSETS IN COMMON STOCKS OF DOMESTIC AND FOREIGN COMPANIES ENGAGED IN THE NATURAL RESOURCE AND RELATED BUSINESSES. THESE COMPANIES MAY BE ENGAGED IN THE EXPLORATION, DEVELOPMENT, PRODUCTION OR DISTRIBUTION OF NATURAL RESOURCES, THE DEVELOPMENT OF ENERGY-EFFICIENT TECHNOLOGIES OR IN PROVIDING NATURAL RESOURCE RELATED SUPPLIES OR SERVICES. A COMPANY WILL BE CONSIDERED ENGAGED IN THE NATURAL RESOURCE AND RELATED BUSINESSES IF IT DERIVES AT LEAST 50 PERCENT OF ITS REVENUES FROM THOSE BUSINESSES OR IT DEVOTES AT LEAST 50 PERCENT OF ITS ASSETS TO ACTIVITIES IN THOSE BUSINESSES. THE FUND'S "INVESTMENT ADVISER," MORGAN STANLEY INVESTMENT ADVISORS INC., WILL SEEK TO IDENTIFY FAVORABLE INDUSTRIES WITHIN THE NATURAL RESOURCE AND RELATED BUSINESS AREAS AND WILL SEEK TO INVEST IN COMPANIES WITH ATTRACTIVE VALUATIONS OR BUSINESS PROSPECTS WITHIN THOSE INDUSTRIES.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, www.morganstanley.com. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS,

NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, http://www.sec.gov. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (PUBLICINFO@SEC.GOV) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

YOU MAY OBTAIN A COPY OF THE FUND'S PROXY VOTING POLICY AND PROCEDURES WITHOUT CHARGE, UPON REQUEST, BY CALLING TOLL FREE (800) 869-NEWS OR BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT www.morganstanley.com. IT IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

YOU MAY OBTAIN INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT TWELVE-MONTH PERIOD ENDED JUNE 30 WITHOUT CHARGE BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT www.morganstanley.com. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

                 (This page has been left blank intentionally.)

Performance Summary

PERFORMANCE OF $10,000 INVESTMENT--CLASS B

[CHARRT]

ENDING VALUE

 ($ IN THOUSANDS)      FUND++      S&P 500(R) INDEX(1)   LIPPER NATURAL RESOURCES FUNDS INDEX(2)
February 29, 1996    $   10,000   $             10,000                            $       10,000
February 28, 1997    $   12,088   $             12,615                            $       11,919
February 28, 1998    $   14,135   $             17,032                            $       14,189
February 28, 1999    $   10,375   $             20,391                            $       10,017
February 29, 2000    $   13,106   $             22,783                            $       14,327
February 28, 2001    $   15,527   $             20,913                            $       18,716
February 28, 2002    $   13,920   $             18,927                            $       16,881
February 28, 2003    $   11,492   $             14,635                            $       15,478
February 29, 2004    $   14,945   $             20,272                            $       20,757
February 28, 2005    $   20,863   $             21,687                            $       30,617
February 28, 2006    $   26,588   $             23,508                            $       40,344

AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED FEBRUARY 28, 2006

                     CLASS A SHARES*         CLASS B SHARES**          CLASS C SHARES+        CLASS D SHARES***
                    (SINCE 07/28/97)         (SINCE 03/30/81)         (SINCE 07/28/97)         (SINCE 07/28/97)
SYMBOL                   NREAX                    NREBX                    NRECX                    NREDX
1 YEAR                         28.46%(3)                27.45%(3)                27.47%(3)                28.75%(3)
                               21.72(4)                 22.45(4)                 26.47(4)                    --
5 YEARS                        12.25(3)                 11.36(3)                 11.35(3)                 12.47(3)
                               11.05(4)                 11.10(4)                 11.35(4)                    --
10 YEARS                          --                    10.27(3)                    --                       --
                                  --                    10.27(4)                    --                       --
SINCE INCEPTION                 8.42(3)                  8.19(3)                  7.55(3)                  8.64(3)
                                7.74(4)                  8.19(4)                  7.55(4)                    --

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT www.morganstanley.com OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.

** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.

+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1.0% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.

***  CLASS D HAS NO SALES CHARGE.

(1) THE STANDARD & POOR'S 500 INDEX (S&P 500(R)) IS A BROAD-BASED INDEX, THE PERFORMANCE OF WHICH IS BASED ON THE PERFORMANCE OF 500 WIDELY-HELD COMMON STOCKS CHOSEN FOR MARKET SIZE, LIQUIDITY AND INDUSTRY GROUP REPRESENTATION. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) THE LIPPER NATURAL RESOURCES FUNDS INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER NATURAL RESOURCES FUNDS CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 10 FUNDS REPRESENTED IN THIS INDEX.

(3) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.

(4) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.

++   ENDING VALUE ASSUMING A COMPLETE REDEMPTION ON FEBRUARY 28, 2006.

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 09/01/05 - 02/28/06.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                     BEGINNING          ENDING         EXPENSES PAID
                                                   ACCOUNT VALUE     ACCOUNT VALUE    DURING PERIOD *
                                                  ---------------   ---------------   ---------------
                                                                                         09/01/05 -
                                                     09/01/05          02/28/06           02/28/06
                                                  ---------------   ---------------   ---------------
CLASS A
Actual (8.97% return)                             $      1,000.00   $      1,089.70   $          5.80
Hypothetical (5% annual return before expenses)   $      1,000.00   $      1,019.24   $          5.61

CLASS B
Actual (8.59% return)                             $      1,000.00   $      1,085.90   $          9.72
Hypothetical (5% annual return before expenses)   $      1,000.00   $      1,015.47   $          9.39

CLASS C
Actual (8.57% return)                             $      1,000.00   $      1,085.70   $          9.72
Hypothetical (5% annual return before expenses)   $      1,000.00   $      1,015.47   $          9.39

CLASS D
Actual (9.10% return)                             $      1,000.00   $      1,091.00   $          4.56
Hypothetical (5% annual return before expenses)   $      1,000.00   $      1,020.43   $          4.41

----------
   * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 1.12%, 1.88%, 1.88% AND 0.88% FOR CLASS A, CLASS B, CLASS C AND CLASS D SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 181/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

MORGAN STANLEY NATURAL RESOURCE DEVELOPMENT SECURITIES INC.

PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2006

NUMBER OF
 SHARES                                            VALUE
------------------------------------------------------------
            COMMON STOCKS (99.4%)

            BASIC ENERGY (49.2%)
            INTEGRATED OIL (17.2%)
   80,000   BP PLC (ADR)
             (United Kingdom)                   $  5,313,600
  162,900   Chevron Corp.                          9,200,592
  130,000   ConocoPhillips                         7,924,800
  120,000   Exxon Mobil Corp.                      7,124,400
   95,400   Suncor Energy, Inc. (Canada)           7,131,150
   67,300   Total S.A. (ADR) (France)              8,488,549
                                                ------------
                                                  45,183,091
                                                ------------
            OIL & GAS PIPELINES (4.5%)
   50,000   Kinder Morgan, Inc.                    4,639,000
  335,000   Williams Companies, Inc. (The)         7,225,950
                                                ------------
                                                  11,864,950
                                                ------------
            OIL & GAS PRODUCTION (17.5%)
   32,200   Anadarko Petroleum Corp.               3,192,952
   55,800   Apache Corp.                           3,734,136
  180,000   Chesapeake Energy Corp.                5,344,200
   60,000   Devon Energy Corp.                     3,517,800
   90,000   EOG Resources, Inc.                    6,066,000
   46,300   Occidental Petroleum Corp.             4,238,302
   60,750   Quicksilver Resources Inc.*            2,206,440
  182,800   Ultra Petroleum Corp. (Canada)*        9,512,912
  195,000   XTO Energy, Inc.                       8,168,550
                                                ------------
                                                  45,981,292
                                                ------------
            OIL REFINING/MARKETING (10.0%)
  120,000   Marathon Oil Corp.                     8,472,000
   37,800   Sunoco, Inc.                           2,800,980
  120,200   Tesoro Corp.                           7,261,282
  141,200   Valero Energy Corp.                    7,595,148
                                                ------------
                                                  26,129,410
                                                ------------
            Total Basic Energy                   129,158,743
                                                ------------
            ENERGY DEVELOPMENT &
            TECHNOLOGY (31.4%)
            CONTRACT DRILLING (13.9%)
  165,000   ENSCO International Inc.            $  7,373,850
  103,700   GlobalSantaFe Corp.
             (Cayman Islands)                      5,738,758
  100,000   Nabors Industries, Ltd.
             (Bermuda)*                            6,595,000
   54,800   Noble Corp.
             (Cayman Islands)                      4,050,268
   50,000   Patterson-UTI Energy, Inc.             1,377,500
   65,000   Pride International, Inc.*             2,013,050
  105,000   Rowan Companies, Inc.                  4,226,250
   70,000   Transocean Inc.
             (Cayman Islands)*                     5,192,600
                                                ------------
                                                  36,567,276
                                                ------------
            OILFIELD SERVICES/
            EQUIPMENT (17.5%)
  103,700   Baker Hughes Inc.                      7,048,489
  234,000   BJ Services Co.                        7,326,540
  150,000   Halliburton Co.                       10,200,000
   80,000   National Oilwell Varco, Inc.*          4,870,400
   85,000   Schlumberger Ltd.
             (Netherlands Antilles)                9,775,000
  170,000   Smith International, Inc.              6,584,100
                                                ------------
                                                  45,804,529
                                                ------------
            TOTAL ENERGY
            DEVELOPMENT & TECHNOLOGY              82,371,805
                                                ------------
            INDUSTRIAL SERVICES (1.9%)
            ENGINEERING & CONSTRUCTION
  207,000   Chicago Bridge & Iron Company
             N.V. (Netherlands)                    5,065,290
                                                ------------
            METALS & BASIC
            MATERIALS (16.9%)
            ALUMINUM (2.2%)
  197,500   Alcoa, Inc.                            5,790,700
                                                ------------
            CHEMICALS: MAJOR
            DIVERSIFIED (0.9%)
   55,000   Dow Chemical Co. (The)                 2,366,650
                                                ------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
 SHARES                                            VALUE
-------------------------------------------------------------
            CHEMICALS: SPECIALTY (4.4%)
  102,000   Shin-Etsu Chemical Co., Ltd.
             (Japan) (a)                        $   5,430,143
  776,000   Sumitomo Chemical Co., Ltd.
             (Japan) (a)                            6,040,034
                                                -------------
                                                   11,470,177
                                                -------------
  160,000   COAL (2.9%)
            Peabody Energy Corp.                    7,723,200
                                                -------------
            OTHER METALS/MINERALS (1.0%)
   19,300   Phelps Dodge Corp.                      2,663,400
                                                -------------
            PRECIOUS METALS (2.9%)
   50,000   Freeport-McMoRan Copper &
             Gold, Inc. (Class B)                   2,531,500
   93,900   Newmont Mining Corp.                    4,969,188
                                                -------------
                                                    7,500,688
                                                -------------
            PULP & PAPER (2.6%)
  211,700   International Paper Co.                 6,937,409
                                                -------------
            Total Metals &
             Basic Materials                       44,452,224
                                                -------------
            Total Common Stocks
             (COST $147,106,076)                  261,048,062
                                                -------------

PRINCIPAL
AMOUNT IN
THOUSANDS
---------
            SHORT-TERM INVESTMENT (0.6%)
            REPURCHASE AGREEMENT
$   1,478   Joint repurchase agreement
             Account 4.555% due
             03/01/06 (dated 02/28/06;
             proceeds $1,478,187) (b)
             (COST $1,478,000)                      1,478,000
                                                -------------
TOTAL INVESTMENTS
 (COST $148,584,076) (c)                 100.0%   262,526,062
OTHER ASSETS IN EXCESS OF
 LIABILITIES                               0.0         22,300
                                         -----  -------------
NET ASSETS                               100.0% $ 262,548,362
                                         -----  -------------

----------
ADR  AMERICAN DEPOSITARY RECEIPT.
 *   NON-INCOME PRODUCING SECURITY.
(a) SECURITIES WITH TOTAL MARKET VALUE EQUAL TO $11,470,177 HAVE BEEN VALUED AT THEIR FAIR VALUE AS DETERMINED IN GOOD FAITH UNDER PROCEDURES ESTABLISHED BY AND UNDER THE GENERAL SUPERVISION OF THE FUND'S DIRECTORS.
(b)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
(c) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $148,942,911. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $115,003,806 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $1,420,655, RESULTING IN NET UNREALIZED APPRECIATION OF $113,583,151.

SUMMARY OF INVESTMENTS

                                                   PERCENT OF
SECTOR                                VALUE        NET ASSETS
-------------------------------------------------------------
Basic Energy                      $ 129,158,743        49.2%
Energy Development & Technology      82,371,805        31.4
Metals & Basic Materials             44,452,224        16.9
Industrial Services                   5,065,290         1.9
Short-Term Investment                 1,478,000         0.6
                                  -------------    ----------
                                  $ 262,526,062       100.0%
                                  =============    ==========

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY NATURAL RESOURCE DEVELOPMENT SECURITIES INC.

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 28, 2006

ASSETS:
Investments in securities, at value (cost $148,584,076)              $   262,526,062
Receivable for:
    Dividends                                                                451,274
    Capital stock sold                                                       163,684
Prepaid expenses and other assets                                             25,229
                                                                     ---------------
    TOTAL ASSETS                                                         263,166,249
                                                                     ---------------
LIABILITIES:
Payable for:
    Capital stock redeemed                                                   250,348
    Investment advisory fee                                                  112,619
    Distribution fee                                                         111,009
    Administration fee                                                        16,885
    Transfer agent fee                                                         6,633
Accrued expenses and other payables                                          120,393
                                                                     ---------------
    TOTAL LIABILITIES                                                        617,887
                                                                     ---------------
    NET ASSETS                                                       $   262,548,362
                                                                     ===============
COMPOSITION OF NET ASSETS:
Paid-in-capital                                                      $   143,692,813
Net unrealized appreciation                                              113,941,986
Accumulated net investment loss                                              (66,912)
Accumulated undistributed net realized gain                                4,980,475
                                                                     ---------------
    NET ASSETS                                                       $   262,548,362
                                                                     ===============
CLASS A SHARES:
Net Assets                                                           $   108,997,140
Shares Outstanding (500,000,000 SHARES AUTHORIZED, $.01 PAR VALUE)         4,309,451
    NET ASSET VALUE PER SHARE                                        $         25.29
                                                                     ===============
    MAXIMUM OFFERING PRICE PER SHARE,
   (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)                   $         26.69
                                                                     ===============
CLASS B SHARES:
Net Assets                                                           $    97,368,635
Shares Outstanding (500,000,000 SHARES AUTHORIZED, $.01 PAR VALUE)         4,110,680
    NET ASSET VALUE PER SHARE                                        $         23.69
                                                                     ===============
CLASS C SHARES:
Net Assets                                                           $    13,039,265
Shares Outstanding (500,000,000 SHARES AUTHORIZED, $.01 PAR VALUE)           551,865
    NET ASSET VALUE PER SHARE                                        $         23.63
                                                                     ===============
CLASS D SHARES:
Net Assets                                                           $    43,143,322
Shares Outstanding (500,000,000 SHARES AUTHORIZED, $.01 PAR VALUE)         1,680,730
    NET ASSET VALUE PER SHARE                                        $         25.67
                                                                     ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED FEBRUARY 28, 2006

NET INVESTMENT LOSS:
INCOME
Dividends (net of $46,390 foreign withholding tax)                   $     3,112,348
Interest                                                                     158,302
                                                                     ---------------
    TOTAL INCOME                                                           3,270,650
                                                                     ---------------
EXPENSES
Investment advisory fee                                                    1,292,879
Distribution fee (Class A shares)                                            202,802
Distribution fee (Class B shares)                                          1,021,557
Distribution fee (Class C shares)                                            105,912
Transfer agent fees and expenses                                             321,702
Administration fee                                                           191,175
Professional fees                                                             80,190
Shareholder reports and notices                                               76,890
Registration fees                                                             76,644
Custodian fees                                                                15,351
Directors' fees and expenses                                                   9,925
Other                                                                         23,083
                                                                     ---------------
    TOTAL EXPENSES                                                         3,418,110
                                                                     ---------------
    NET INVESTMENT LOSS                                                     (147,460)
                                                                     ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
NET REALIZED GAIN (LOSS) ON:
Investments                                                               21,387,463
Foreign exchange transactions                                                (64,766)
                                                                     ---------------
    NET REALIZED GAIN                                                     21,322,697
                                                                     ---------------

NET CHANGE IN UNREALIZED APPRECIATION                                     37,905,487
                                                                     ---------------
    NET GAIN                                                              59,228,184
                                                                     ---------------
NET INCREASE                                                         $    59,080,724
                                                                     ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                        FOR THE YEAR         FOR THE YEAR
                                                                           ENDED                ENDED
                                                                     FEBRUARY 28, 2006    FEBRUARY 28, 2005
                                                                     -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss                                                  $        (147,460)   $        (314,290)
Net realized gain                                                           21,322,697           13,692,710
Net change in unrealized appreciation                                       37,905,487           43,817,327
                                                                     -----------------    -----------------

    NET INCREASE                                                            59,080,724           57,195,747
                                                                     -----------------    -----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED GAIN:
Class A shares                                                              (7,202,575)                  --
Class B shares                                                              (7,276,064)                  --
Class C shares                                                                (850,699)                  --
Class D shares                                                              (3,103,384)                  --
                                                                     -----------------    -----------------
    TOTAL DISTRIBUTIONS                                                    (18,432,722)                  --
                                                                     -----------------    -----------------
Net increase (decrease) from capital stock transactions                     18,503,995           (3,268,363)
                                                                     -----------------    -----------------
    NET INCREASE                                                            59,151,997           53,927,384

NET ASSETS:
Beginning of period                                                        203,396,365          149,468,981
                                                                     -----------------    -----------------

END OF PERIOD
(INCLUDING ACCUMULATED NET INVESTMENT LOSSES OF $66,912 AND
$63,223, RESPECTIVELY)                                               $     262,548,362    $     203,396,365
                                                                     =================    =================

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY NATURAL RESOURCE DEVELOPMENT SECURITIES INC.

NOTES TO FINANCIAL STATEMENTS - FEBRUARY 28, 2006

1. ORGANIZATION AND ACCOUNTING POLICIES
Morgan Stanley Natural Resource Development Securities Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is capital growth. The Fund was incorporated in Maryland on December 22, 1980 and commenced operations on March 30, 1981. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

Effective August 29, 2005, the Board of Directors of the Fund approved the implementation of a 2% redemption fee on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed within thirty days of purchase. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Directors or by the Investment Adviser using a pricing service and/or procedures approved by the Directors of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Directors; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. REPURCHASE AGREEMENTS -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FOREIGN CURRENCY TRANSLATION AND FORWARD FOREIGN CURRENCY CONTRACTS -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT ADVISORY/ADMINISTRATION AGREEMENTS
Pursuant to an Investment Advisory Agreement with the Investment Adviser, the Fund pays an investment advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.545% to the portion of the daily net assets not exceeding $250 million and 0.42% to the portion of the daily net assets exceeding $250 million.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

3. PLAN OF DISTRIBUTION
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- up to 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Plan on July 2, 1984 (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Plan's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B attributable to shares issued, net of related shares redeemed, since the Plan's inception; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Directors will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $6,365,891 at February 28, 2006.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended February 28, 2006, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended February 28, 2006, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $24, $168,832 and $9,856, respectively, and received $192,159 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended February 28, 2006 aggregated $58,494,454 and $49,869,737, respectively.

For the year ended February 28, 2006, the Fund incurred $22,997 in brokerage commissions with Morgan Stanley & Co., Inc., an affiliate of the Investment Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Directors voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the year ended February 28, 2006 included in Directors' fees and expenses in the Statement of Operations amounted to $7,311. At February 28, 2006, the Fund had an accrued pension liability of $63,894 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Director to defer payment of all, or a portion, of the fees he receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. FEDERAL INCOME TAX STATUS
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

                                  FOR THE YEAR         FOR THE YEAR
                                      ENDED               ENDED
                                FEBRUARY 28, 2006   FEBRUARY 28, 2005
                                -----------------   -----------------
Long-term capital gains         $      18,432,722                  --
                                =================   =================

As of February 28, 2006, the tax-basis components of accumulated earnings were as follows:

Undistributed ordinary income   $   1,921,265
Undistributed long-term gains       3,845,429
                                -------------
Net accumulated earnings            5,766,694
Capital loss carryforward*           (427,368)
Post-October losses                    (2,754)
Temporary differences                 (64,174)
Net unrealized appreciation       113,583,151
                                -------------
Total accumulated earning       $ 118,855,549
                                =============

* During the year ended February 28, 2006, the Fund utilized $1,354,725 of its net capital loss carryforward. As of February 28, 2006, the Fund had a net capital loss carryforward of $427,368 which will expire on February 28, 2007 to offset future capital gains to the extent provided by regulations.

As of February 28, 2006, the Fund had temporary book/tax differences primarily attributable to post-October losses (foreign currency losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year) and capital loss deferrals on wash sales and permanent book/tax differences primarily attributable to foreign currency losses and a net operating loss. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $2,647, accumulated undistributed net realized gain was charged $141,124 and accumulated net investment loss was credited $143,771.

6. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS
The Fund may enter into forward contracts for many purposes, including to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

7. CAPITAL STOCK
Transactions in capital stock were as follows:

                                         FOR THE YEAR                    FOR THE YEAR
                                            ENDED                           ENDED
                                      FEBRUARY 28, 2006               FEBRUARY 28, 2005
                                 ----------------------------    ----------------------------
                                    SHARES          AMOUNT          SHARES          AMOUNT
                                 ------------    ------------    ------------    ------------
CLASS A SHARES
Sold                                  502,809    $ 11,910,647         193,378    $  3,346,180
Conversion from Class B             4,093,319      84,438,940              --              --
Reinvestment of distributions         267,426       6,525,869              --              --
Redeemed                             (789,102)    (18,761,240)       (109,301)     (1,833,747)
                                 ------------    ------------    ------------    ------------
Net increase -- Class A             4,074,452      84,114,216          84,077       1,512,433
                                 ------------    ------------    ------------    ------------
CLASS B SHARES
Sold                                2,174,684      46,509,230       1,997,300      32,669,673
Conversion to Class A              (4,323,848)    (84,438,940)             --              --
Reinvestment of  distributions        279,741       6,404,164              --              --
Redeemed                           (1,660,560)    (35,845,188)     (2,345,469)    (37,095,380)
                                 ------------    ------------    ------------    ------------
Net decrease -- Class B            (3,529,983)    (67,370,734)       (348,169)     (4,425,707)
                                 ------------    ------------    ------------    ------------
CLASS C SHARES
Sold                                  328,261       7,279,049         240,243       3,951,137
Reinvestment of distributions          34,803         796,859              --              --
Redeemed                             (208,449)     (4,511,211)        (84,789)     (1,338,226)
                                 ------------    ------------    ------------    ------------
Net increase -- Class C               154,615       3,564,697         155,454       2,612,911
                                 ------------    ------------    ------------    ------------
CLASS D SHARES
Sold                                   86,826       1,998,139         262,457       4,287,941
Reinvestment of distributions         117,726       2,906,884              --              --
Redeemed                             (262,977)     (6,709,207)       (428,372)     (7,255,941)
                                 ------------    ------------    ------------    ------------
Net decrease -- Class D               (58,425)     (1,804,184)       (165,915)     (2,968,000)
                                 ------------    ------------    ------------    ------------
Net increase
  (decrease) in Fund                  640,659    $ 18,503,995        (274,553)   $ (3,268,363)
                                 ============    ============    ============    ============

8. LEGAL MATTERS
The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a consolidated class action. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint, filed in the United States District Court Southern District of New York on April 16, 2004, generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. On March 9, 2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors, which motion defendants opposed. While the Fund and Adviser believe that each has meritorious defenses, the ultimate outcome of this matter is not presently determinable and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

MORGAN STANLEY NATURAL RESOURCE DEVELOPMENT SECURITIES INC.

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of capital stock outstanding throughout each period:

                                                                     FOR THE YEAR ENDED FEBRUARY 28,
                                                 --------------------------------------------------------------------------
                                                    2006            2005           2004*           2003            2002
                                                 -----------     -----------    -----------    -----------      -----------
CLASS A SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period             $     21.16     $     15.04    $     11.48    $     13.83      $     15.34
                                                 -----------     -----------    -----------    -----------      -----------
Income (loss) from investment operations:
  Net investment income++                               0.07            0.06           0.03           0.04             0.11
  Net realized and unrealized gain (loss)               5.85            6.06           3.53          (2.35)           (1.57)
                                                 -----------     -----------    -----------    -----------      -----------
Total income (loss) from investment operations          5.92            6.12           3.56          (2.31)           (1.46)
                                                 -----------     -----------    -----------    -----------      -----------
Less dividends and distributions from:
  Net investment income                                    -               -              -          (0.00)**         (0.01)
  Net realized gain                                    (1.79)              -              -          (0.04)           (0.04)
                                                 -----------     -----------    -----------    -----------      -----------
Total dividends and distributions                      (1.79)              -              -          (0.04)           (0.05)
                                                 -----------     -----------    -----------    -----------      -----------

Net asset value, end of period                   $     25.29     $     21.16    $     15.04    $     11.48      $     13.83
                                                 ===========     ===========    ===========    ===========      ===========

TOTAL RETURN+                                          28.46%          40.62%         31.01%        (16.59)%          (9.71)%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                                1.11%           1.13%          1.22%          1.15%            0.88%
Net investment income                                   0.26%           0.36%          0.36%          0.29%            0.78%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands          $   108,997     $     4,972    $     2,270    $     1,160      $     1,337
Portfolio turnover rate                                   21%             29%           237%           178%              26%

----------
 *   FOR THE YEAR ENDED FEBRUARY 29.
 **  LESS THAN $0.01 PER SHARE.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                     FOR THE YEAR ENDED FEBRUARY 28,
                                                 --------------------------------------------------------------------------
                                                    2006            2005            2004*           2003            2002
                                                 -----------     -----------     -----------     -----------     -----------
CLASS B SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period             $     20.06     $     14.37     $     11.05     $     13.42     $     15.01
                                                 -----------     -----------     -----------     -----------     -----------

Income (loss) from investment operations:
  Net investment loss++                                (0.12)          (0.06)          (0.05)          (0.06)          (0.03)
  Net realized and unrealized gain (loss)               5.54            5.75            3.37           (2.27)          (1.52)
                                                 -----------     -----------     -----------     -----------     -----------
Total income (loss) from investment operations          5.42            5.69            3.32           (2.33)          (1.55)
                                                 -----------     -----------     -----------     -----------     -----------

Less distributions from net realized gain              (1.79)              -               -           (0.04)          (0.04)
                                                 -----------     -----------     -----------     -----------     -----------
Net asset value, end of period                   $     23.69     $     20.06     $     14.37     $     11.05     $     13.42
                                                 ===========     ===========     ===========     ===========     ===========

TOTAL RETURN+                                          27.45%          39.60%          30.05%         (17.44)%        (10.35)%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                                1.87%           1.90%           1.98%           1.91%           1.86%
Net investment loss                                    (0.50)%         (0.41)%         (0.40)%         (0.47)%         (0.20)%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands          $    97,369     $   153,257     $   114,812     $   111,313     $   163,156
Portfolio turnover rate                                   21%             29%            237%            178%             26%

----------
 *   FOR THE YEAR ENDED FEBRUARY 29.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                     FOR THE YEAR ENDED FEBRUARY 28,
                                                 --------------------------------------------------------------------------
                                                    2006            2005            2004*           2003            2002
                                                 -----------     -----------     -----------     -----------     -----------
CLASS C SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period             $     20.01     $     14.34     $     11.02     $     13.39     $     14.98
                                                 -----------     -----------     -----------     -----------     -----------

Income (loss) from investment operations:
  Net investment loss++                                (0.11)          (0.07)          (0.05)          (0.06)          (0.03)
  Net realized and unrealized gain (loss)               5.52            5.74            3.37           (2.27)          (1.52)
                                                 -----------     -----------     -----------     -----------     -----------
Total income (loss) from investment operations          5.41            5.67            3.32           (2.33)          (1.55)
                                                 -----------     -----------     -----------     -----------     -----------

Less distributions from net realized gain              (1.79)              -               -           (0.04)          (0.04)
                                                 -----------     -----------     -----------     -----------     -----------

Net asset value, end of period                   $     23.63     $     20.01     $     14.34     $     11.02     $     13.39
                                                 ===========     ===========     ===========     ===========     ===========
TOTAL RETURN+                                          27.47%          39.54%          30.13%         (17.48)%        (10.37)%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                                1.87%           1.90%           1.98%           1.91%           1.85%
Net investment loss                                    (0.50)%         (0.41)%         (0.40)%         (0.47)%         (0.19)%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands          $    13,039     $     7,949     $     3,466     $     2,674     $     3,656
Portfolio turnover rate                                   21%             29%            237%            178%             26%

----------
 *   FOR THE YEAR ENDED FEBRUARY 29.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                     FOR THE YEAR ENDED FEBRUARY 28,
                                                 --------------------------------------------------------------------------
                                                    2006            2005           2004*          2003             2002
                                                 -----------     -----------    -----------    -----------      -----------
CLASS D SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period             $     21.40     $     15.18    $     11.55    $     13.90      $     15.44
                                                 -----------     -----------    -----------    -----------      -----------

Income (loss) from investment operations:
  Net investment income++                               0.12            0.10           0.08           0.07             0.11
  Net realized and unrealized gain (loss)               5.94            6.12           3.55          (2.38)           (1.56)
                                                 -----------     -----------    -----------    -----------      -----------
Total income (loss) from investment operations          6.06            6.22           3.63          (2.31)           (1.45)
                                                 -----------     -----------    -----------    -----------      -----------

Less dividends and distributions from:
  Net investment income                                    -               -              -          (0.00)**         (0.05)
  Net realized gain                                    (1.79)              -              -          (0.04)           (0.04)
                                                 -----------     -----------    -----------    -----------      -----------
Total dividends and distributions                      (1.79)              -              -          (0.04)           (0.09)
                                                 -----------     -----------    -----------    -----------      -----------

Net asset value, end of period                   $     25.67     $     21.40    $     15.18    $     11.55      $     13.90
                                                 ===========     ===========    ===========    ===========      ===========

TOTAL RETURN+                                          28.75%          40.97%         31.43%        (16.67)%          (9.45)%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                                0.87%           0.90%          0.98%          0.91%            0.86%
Net investment income                                   0.50%           0.59%          0.60%          0.53%            0.80%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands          $    43,143     $    37,219    $    28,920    $    32,548      $    51,657
Portfolio turnover rate                                   21%             29%           237%           178%              26%

----------
 *   FOR THE YEAR ENDED FEBRUARY 29.
 **  LESS THAN $0.01 PER SHARE.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY NATURAL RESOURCE DEVELOPMENT SECURITIES INC.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
MORGAN STANLEY NATURAL RESOURCE DEVELOPMENT SECURITIES INC.:


We have audited the accompanying statement of assets and liabilities of Morgan Stanley Natural Resource Development Securities Inc. (the "Fund"), including the portfolio of investments, as of February 28, 2006, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of February 28, 2006, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Natural Resource Development Securities Inc. as of February 28, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
NEW YORK, NEW YORK
APRIL 19, 2006

MORGAN STANLEY NATURAL RESOURCE DEVELOPMENT SECURITIES INC.

DIRECTOR AND OFFICER INFORMATION

INDEPENDENT DIRECTOR:

                                                                                    NUMBER OF
                                                                                    PORTFOLIOS
                                           TERM OF                                   IN FUND
                            POSITION(S)   OFFICE AND                                 COMPLEX
 NAME, AGE AND ADDRESS OF    HELD WITH    LENGTH OF    PRINCIPAL OCCUPATION(S)      OVERSEEN          OTHER DIRECTORSHIPS HELD
   INDEPENDENT DIRECTOR     REGISTRANT   TIME SERVED*   DURING PAST 5 YEARS**     BY DIRECTOR***             BY DIRECTOR
--------------------------  -----------  ------------  -------------------------  --------------  --------------------------------
Michael Bozic (65)          Director     Since         Private Investor;          197             Director of various business
c/o Kramer Levin Naftalis                April 1994    Director or Trustee of                     organizations.
& Frankel LLP                                          the Retail Funds (since
Counsel to the Independent                             April 1994) and the
Directors                                              Institutional Funds
1177 Avenue of the                                     (since July 2003);
Americas                                               formerly Vice Chairman of
New York, NY 10036                                     Kmart Corporation
                                                       (December 1998-October
                                                       2000), Chairman and Chief
                                                       Executive Officer of
                                                       Levitz Furniture
                                                       Corporation (November
                                                       1995-November 1998) and
                                                       President and Chief
                                                       Executive Officer of
                                                       Hills Department Stores
                                                       (May 1991-July 1995);
                                                       formerly variously
                                                       Chairman, Chief Executive
                                                       Officer, President and
                                                       Chief Operating Officer
                                                       (1987-1991) of the Sears
                                                       Merchandise Group of
                                                       Sears, Roebuck & Co.

Edwin J. Garn (73)          Director     Since         Consultant; Director or    197             Director of Franklin Covey time
1031 N. Chartwell Court                  January 1993  Trustee of the Retail                      management systems), BMW Bank of
Salt Lake City, UT 84103                               Funds (since January                       North America, Inc. (industrial
                                                       1993) and the                              loan corporation), Escrow Bank
                                                       Institutional Funds                        USA (industrial loan
                                                       (since July 2003); member                  corporation), United Space
                                                       of the Utah Regional                       Alliance (joint venture between
                                                       Advisory Board of Pacific                  Lockheed Martin and the Boeing
                                                       Corp. (utility company);                   Company) and Nuskin Asia Pacific
                                                       formerly Managing                          (multilevel marketing); member
                                                       Director of Summit                         of the board of various civic
                                                       Ventures LLC (2000-2004)                   and charitable organizations.
                                                       (lobbying and consulting
                                                       firm); United States
                                                       Senator (R-Utah)
                                                       (1974-1992) and Chairman,
                                                       Senate Banking Committee
                                                       (1980-1986), Mayor of
                                                       Salt Lake City, Utah
                                                       (1971-1974), Astronaut,
                                                       Space Shuttle Discovery
                                                       (April 12-19, 1985), and
                                                       Vice Chairman, Huntsman
                                                       Corporation (chemical
                                                       company).

Wayne E. Hedien (72)        Director     Since         Retired; Director or       197             Director of The PMI Group Inc.
c/o Kramer Levin Naftalis                September     Trustee of the Retail                      (private mortgage insurance);
& Frankel LLP                            1997          Funds (since September                     Trustee and Vice Chairman of The
Counsel to the Independent                             1997) and the                              Field Museum of Natural History;
Directors                                              Institutional Funds                        director of various other
1177 Avenue of the                                     (since July 2003);                         business and charitable
Americas                                               formerly associated with                   organizations.
New York, NY 10036                                     the Allstate Companies
                                                       (1966-1994), most
                                                       recently as Chairman of
                                                       The Allstate Corporation
                                                       (March 1993-December
                                                       1994) and Chairman and
                                                       Chief Executive Officer
                                                       of its wholly-owned
                                                       subsidiary, Allstate
                                                       Insurance Company (July
                                                       1989-December 1994).

                                                                                    NUMBER OF
                                                                                    PORTFOLIOS
                                           TERM OF                                   IN FUND
                            POSITION(S)   OFFICE AND                                 COMPLEX
 NAME, AGE AND ADDRESS OF    HELD WITH    LENGTH OF    PRINCIPAL OCCUPATION(S)      OVERSEEN          OTHER DIRECTORSHIPS HELD
   INDEPENDENT DIRECTOR     REGISTRANT   TIME SERVED*   DURING PAST 5 YEARS**     BY DIRECTOR***             BY DIRECTOR
--------------------------  -----------  ------------  -------------------------  --------------  --------------------------------
Dr. Manuel H. Johnson (57)  Director     Since         Senior Partner, Johnson    197             Director of NVR, Inc. (home
c/o Johnson Smick Group,                 July 1991     Smick International,                       construction); Director of KFX
Inc.                                                   Inc., a consulting firm;                   Energy; Director of RBS
888 16th Street, NW                                    Chairman of the Audit                      Greenwich Capital Holdings
Suite 740                                              Committee and Director or                  (financial holding company).
Washington, D.C. 20006                                 Trustee of the Retail
                                                       Funds (since July 1991)
                                                       and the Institutional
                                                       Funds (since July 2003);
                                                       Co-Chairman and a founder
                                                       of the Group of Seven
                                                       Council (G7C), an
                                                       international economic
                                                       commission; formerly Vice
                                                       Chairman of the Board of
                                                       Governors of the Federal
                                                       Reserve System and
                                                       Assistant Secretary of
                                                       the U.S. Treasury.

Joseph J. Kearns (63)       Director     Since         President, Kearns &        198             Director of Electro Rent
c/o Kearns & Associates                  July 2003     Associates LLC                             Corporation (equipment leasing),
LLC                                                    (investment consulting);                   The Ford Family Foundation, and
PMB754                                                 Deputy Chairman of the                     the UCLA Foundation.
23852 Pacific Coast                                    Audit Committee and
Highway                                                Director or Trustee of
Malibu, CA 90265                                       the Retail Funds (since
                                                       July 2003) and the
                                                       Institutional Funds
                                                       (since August 1994);
                                                       previously Chairman of
                                                       the Audit Committee of
                                                       the Institutional Funds
                                                       (October 2001-July 2003);
                                                       formerly CFO of the
                                                       J. Paul Getty Trust.

Michael E. Nugent (69)      Director     Since         General Partner of         197             None.
c/o Triumph Capital, L.P.                July 1991     Triumph Capital, L.P., a
445 Park Avenue                                        private investment
New York, NY 10022                                     partnership; Chairman of
                                                       the Insurance Committee
                                                       and Director or Trustee
                                                       of the Retail Funds
                                                       (since July 1991) and the
                                                       Institutional Funds
                                                       (since July 2001);
                                                       formerly Vice President,
                                                       Bankers Trust Company and
                                                       BT Capital Corporation
                                                       (1984-1988).

Fergus Reid (73)            Director     Since         Chairman of Lumelite       198             Trustee and Director of certain
c/o Lumelite Plastics                    July 2003     Plastics Corporation;                      investment companies in the
Corporation                                            Chairman of the                            JPMorgan Funds complex managed
85 Charles Colman Blvd.                                Governance Committee and                   by J.P. Morgan Investment
Pawling, NY 12564                                      Director or Trustee of                     Management Inc.
                                                       the Retail Funds (since
                                                       July 2003) and the
                                                       Institutional Funds
                                                       (since June 1992).

INTERESTED DIRECTOR:

                                                                                    NUMBER OF
                                                                                    PORTFOLIOS
                                           TERM OF                                   IN FUND
                            POSITION(S)   OFFICE AND                                 COMPLEX
 NAME, AGE AND ADDRESS OF    HELD WITH    LENGTH OF    PRINCIPAL OCCUPATION(S)      OVERSEEN          OTHER DIRECTORSHIPS HELD
   INDEPENDENT DIRECTOR     REGISTRANT   TIME SERVED*   DURING PAST 5 YEARS**     BY DIRECTOR***             BY DIRECTOR
--------------------------- -----------  ------------  -------------------------  --------------  --------------------------------
Charles A. Fiumefreddo (72) Chairman of  Since         Chairman and Director or   197             None.
c/o Morgan Stanley Trust    the Board    July 1991     Trustee of the Retail
Harborside Financial        and                        Funds (since July 1991)
Center,                     Director                   and the Institutional
Plaza Two,                                             Funds (since July 2003);
Jersey City, NJ 07311                                  formerly Chief Executive
                                                       Officer of the Retail
                                                       Funds (until September
                                                       2002).

James F. Higgins (58)       Director     Since         Director or Trustee of     197             Director of AXA Financial, Inc.
c/o Morgan Stanley Trust                 June 2000     the Retail Funds (since                    and The Equitable Life Assurance
Harborside Financial                                   June 2000) and the                         Society of the United States
Center,                                                Institutional Funds                        (financial Services).
Plaza Two,                                             (since July 2003); Senior
Jersey City, NJ 07311                                  Advisor of Morgan Stanley
                                                       (since August 2000);
                                                       Director of Dean Witter
                                                       Realty Inc.

----------
  * THIS IS THE EARLIEST DATE THE DIRECTOR BEGAN SERVING THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. (THE "INVESTMENT ADVISER ") (THE "RETAIL FUNDS ").
 ** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICES AS DIRECTOR/TRUSTEE FOR THE RETAIL FUNDS AND THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC. AND MORGAN STANLEY AIP GP LP (THE "INSTITUTIONAL FUNDS") REFLECT THE EARLIEST DATE THE DIRECTOR/TRUSTEE BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS, AS APPLICABLE.
*** THE FUND COMPLEX INCLUDES ALL OPEN-END AND CLOSED-END FUNDS (INCLUDING ALL OF THEIR PORTFOLIOS) ADVISED BY THE INVESTMENT ADVISER AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISER THAT IS AN AFFILIATED PERSON OF THE INVESTMENT ADVISER (INCLUDING, BUT NOT LIMITED TO, MORGAN STANLEY INVESTMENT MANAGEMENT INC.).

OFFICERS:

                                                           TERM OF
                                        POSITION(S)      OFFICE AND
     NAME, AGE AND ADDRESS OF            HELD WITH        LENGTH OF
        EXECUTIVE OFFICER               REGISTRANT       TIME SERVED*          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
-----------------------------------  ----------------  ----------------  ---------------------------------------------------------
Ronald E. Robison (67)               President and     Since May 2003    President (since September 2005) and Principal Executive
1221 Avenue of the Americas          Principal                           Officer (since May 2003) of funds in the Fund Complex;
New York, NY 10020                   Executive                           President (since September 2005) and Principal Executive
                                     Officer                             Officer (since May 2003) of the Van Kampen Funds;
                                                                         Managing Director of Morgan Stanley, Morgan Stanley
                                                                         Investment Management and Morgan Stanley & Co.
                                                                         Incorporated; Managing Director and Director of Morgan
                                                                         Stanley Investment Advisors Inc.; Managing Director and
                                                                         (since May 2002) Director of Morgan Stanley Investment
                                                                         Management Inc., Managing Director and (since January
                                                                         2005) Director of Van Kampen Asset Management and Van
                                                                         Kampen Investments Inc. Director, President (since
                                                                         February 2006) and Chief Executive Officer (since
                                                                         February 2006) of Morgan Stanley Services Company Inc.,
                                                                         Director of Morgan Stanley Distributors Inc., Morgan
                                                                         Stanley Distribution, Inc. and Morgan Stanley Trust;
                                                                         Director of Morgan Stanley SICAV (since May 2004).
                                                                         Formerly, Executive Vice President (July 2003 to
                                                                         September 2005) of funds in the Fund Complex and the Van
                                                                         Kampen Funds; President and Director of the Institutional
                                                                         Funds (March 2001 to July 2003); Chief Global Operating
                                                                         Officer of Morgan Stanley Investment Management Inc.;
                                                                         Chief Administrative Officer of Morgan Stanley Investment
                                                                         Advisors Inc.; Chief Administrative Officer of Morgan
                                                                         Stanley Services Company Inc. (November 2003 to February
                                                                         2006).

J. David Germany (51)                Vice President    Since             Managing Director and (since December 2005) Chief
25 Cabot Square, Canary Wharf,                         February 2006     Investment Officer - Global Fixed Income of Morgan
London, United Kingdom E144QA                                            Stanley Investment Advisors Inc., Morgan Stanley
                                                                         Investment Management Inc., Van Kampen Asset Management
                                                                         and Van Kampen Advisors Inc.; Managing Director and
                                                                         Director of Morgan Stanley Investment Management Ltd.;
                                                                         Vice President (since February 2006) of the Retail and
                                                                         Institutional Funds.

Dennis F. Shea (52)                  Vice President    Since             Managing Director and (since February 2006) Chief
1221 Avenue of the Americas                            February 2006     Investment Officer - Global Equity of Morgan Stanley
New York, NY 10020                                                       Investment Advisors Inc., Morgan Stanley Investment
                                                                         Management Inc., Van Kampen Asset Management and Van
                                                                         Kampen Advisors Inc. Vice President (since February 2006)
                                                                         of the Retail and Institutional Funds. Formerly, Managing
                                                                         Director and Director of Global Equity Research at Morgan
                                                                         Stanley.

Barry Fink (51)                      Vice President    Since             Managing Director of Morgan Stanley Investment
1221 Avenue of the Americas                            February 1997     Management, Morgan Stanley Investment Advisors Inc. and
New York, NY 10020                                                       Morgan Stanley Investment Management Inc.; Vice President
                                                                         of the Retail Funds and (since July 2003) the
                                                                         Institutional Funds. Formerly, General Counsel (May 2000
                                                                         to February 2006) of Morgan Stanley Investment
                                                                         Management; Secretary (October 2003 to February 2006),
                                                                         General Counsel (May 2004 to February 2006) and Director
                                                                         (July 1998 to January 2005) of Morgan Stanley Investment
                                                                         Advisors Inc. and Morgan Stanley Services Company Inc.;
                                                                         Secretary and General Counsel of Morgan Stanley
                                                                         Investment Management Inc. (November 2002 to February
                                                                         2006); Secretary and Director of Morgan Stanley
                                                                         Distributors Inc.; Secretary (February 1997 to July 2003)
                                                                         and General Counsel (February 1997 to April 2004) of the
                                                                         Retail Funds; Vice President and Assistant General
                                                                         Counsel of Morgan Stanley Investment Advisors Inc. and
                                                                         Morgan Stanley Distributors Inc. (February 1997 to
                                                                         December 2001).

                                                           TERM OF
                                        POSITION(S)      OFFICE AND
     NAME, AGE AND ADDRESS OF            HELD WITH        LENGTH OF
        EXECUTIVE OFFICER               REGISTRANT       TIME SERVED*          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
-----------------------------------  ----------------  ----------------  ---------------------------------------------------------
Amy R. Doberman (43)                 Vice President    Since July 2004   Managing Director and General Counsel, U.S. Investment
1221 Avenue of the Americas                                              Management (since July 2004); Vice President of the
New York, NY 10020                                                       Retail Funds and the Institutional Funds (since July
                                                                         2004); Vice President of the Van Kampen Funds (since
                                                                         August 2004); Secretary (since February 2006) and
                                                                         Managing Director (since July 2004) of Morgan Stanley
                                                                         Investment Advisors Inc., Morgan Stanley Services Company
                                                                         Inc., Morgan Stanley Investment Management Inc., Van
                                                                         Kampen Asset Management, Van Kampen Advisors Inc. and Van
                                                                         Kampen Investments Inc.; Secretary (since February 2006)
                                                                         of Morgan Stanley Distributors Inc. and Morgan Stanley
                                                                         Distribution, Inc. Formerly, Managing Director and
                                                                         General Counsel - Americas, UBS Global Asset Management
                                                                         (July 2000 to July 2004).

Carsten Otto (42)                    Chief             Since October     Managing Director and U.S. Director of Compliance for
1221 Avenue of the Americas          Compliance        2004              Morgan Stanley Investment Management (since October
New York, NY 10020                   Officer                             2004); Managing Director and Chief Compliance Officer
                                                                         (since February 2005) of Morgan Stanley Investment
                                                                         Advisors Inc. and Morgan Stanley Investment Management
                                                                         Inc. and (since June 2004) of Van Kampen Asset
                                                                         Management, Van Kampen Advisors Inc. and Van Kampen
                                                                         Investments Inc. Formerly, Assistant Secretary and
                                                                         Assistant General Counsel of the Retail Funds.

Stefanie V. Chang Yu (39)            Vice President    Since July 2003   Executive Director of Morgan Stanley & Co. Incorporated,
1221 Avenue of the Americas                                              Morgan Stanley Investment Advisors Inc., Morgan Stanley
New York, NY 10020                                                       Investment Management Inc., Van Kampen Asset Management,
                                                                         Van Kampen Advisors Inc. and Van Kampen Investments Inc.
                                                                         Vice President of the Retail Funds (since July 2002) and
                                                                         the Institutional Funds (since December 1997). Formerly,
                                                                         Secretary of Van Kampen Asset Management Inc., Van Kampen
                                                                         Advisors Inc. and Van Kampen Investments Inc. (December
                                                                         2002 to February 2006); Secretary of Morgan Stanley
                                                                         Distribution, Inc. (October 2005 to February 2006).

Francis J. Smith (40)                Treasurer and     Treasurer since   Executive Director of Morgan Stanley Investment Advisors
c/o Morgan Stanley Trust             Chief Financial   July 2003 and     Inc. and Morgan Stanley Services Company Inc.; Treasurer
Harborside Financial Center,         Officer           Chief Financial   and Chief Financial Officer of the Retail Funds (since
Plaza Two,                                             Officer since     July 2003). Formerly, Vice President of the Retail Funds
Jersey City, NJ 07311                                  September 2002    (September 2002 to July 2003).

Thomas F. Caloia (59)                Vice President    Since July 2003   Executive Director of Morgan Stanley Investment Advisors
c/o Morgan Stanley Trust                                                 Inc. and Morgan Stanley Services Company Inc.; Assistant
Harborside Financial Center,                                             Treasurer of Morgan Stanley Investment Advisors Inc.,
Plaza Two,                                                               Morgan Stanley Services Company Inc. and Morgan Stanley
Jersey City, NJ 07311                                                    Distributors Inc.; Vice President of the Retail Funds.
                                                                         Formerly, Treasurer of the Retail Funds (April 1989-July
                                                                         2003).

                                                           TERM OF
                                        POSITION(S)      OFFICE AND
     NAME, AGE AND ADDRESS OF            HELD WITH        LENGTH OF
        EXECUTIVE OFFICER               REGISTRANT       TIME SERVED*          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
-----------------------------------  ----------------  ----------------  ---------------------------------------------------------
Mary E. Mullin (38)                  Secretary         Since July 2003   Executive Director of Morgan Stanley & Co. Incorporated,
1221 Avenue of the Americas                                              Morgan Stanley Investment Advisors Inc. and Morgan
New York, NY 10020                                                       Stanley Investment Management Inc.; Secretary of the
                                                                         Retail Funds (since July 2003) and the Institutional
                                                                         Funds (since June 1999).

----------
 * THIS IS THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL FUNDS. EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.
** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICE AS AN OFFICER FOR THE RETAIL AND INSTITUTIONAL FUNDS REFLECT THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS, AS APPLICABLE.

                       2006 FEDERAL TAX NOTICE (UNAUDITED)

          During the fiscal year ended February 28, 2006, the Fund paid to its shareholders $1.79 per share from long-term capital gains.

DIRECTORS
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Ronald E. Robison
PRESIDENT AND PRINCIPAL EXECUTIVE OFFICER

J. David Germany
VICE PRESIDENT

Dennis F. Shea
VICE PRESIDENT

Barry Fink
VICE PRESIDENT

Amy R. Doberman
VICE PRESIDENT

Carsten Otto
CHIEF COMPLIANCE OFFICER

Stefanie V. Chang Yu
VICE PRESIDENT

Francis J. Smith
TREASURER AND CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its directors. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C) 2006 Morgan Stanley


[MORGAN STANLEY LOGO]

37930RPT-RA06-00321P-Y02/06

[GRAPHIC]
                                                            MORGAN STANLEY FUNDS

                                                                  MORGAN STANLEY
                                                                NATURAL RESOURCE
                                                          DEVELOPMENT SECURITIES


                                                                   ANNUAL REPORT
                                                               FEBRUARY 28, 2006


[MORGAN STANLEY LOGO]

Item 2. Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b) No information need be disclosed pursuant to this paragraph.

(c) The Fund has amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto to delete from the end of the following paragraph on page 2 of the Code the phrase "to the detriment of the Fund.":

"Each Covered Officer must not use his personal influence or personal relationship improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly)."

Additionally, Exhibit B was amended to remove Mitchell M. Merin as a covered officer.

(d) Not applicable.

(e) Not applicable.

(f)

     (1) The Fund's Code of Ethics is attached hereto as Exhibit A.

     (2) Not applicable.

     (3) Not applicable.

Item 3. Audit Committee Financial Expert.

The Fund's Board of Directors has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Directors: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Directors in the absence of such designation or identification.

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

2006

                                       REGISTRANT   COVERED ENTITIES(1)
                                       ----------   -------------------
   AUDIT FEES                          $30,447            N/A
   NON-AUDIT FEES
       AUDIT-RELATED FEES              $   540(2)      $5,190,300(2)
       TAX FEES                        $ 5,320(3)      $2,044,491(4)
       ALL OTHER FEES                  $    --         $       --
   TOTAL NON-AUDIT FEES                $ 5,860         $7,234,791
   TOTAL                               $36,307         $7,234,791

2005

                                       REGISTRANT   COVERED ENTITIES(1)
                                       ----------   -------------------
   AUDIT FEES                          $29,002              N/A
   NON-AUDIT FEES
       AUDIT-RELATED FEES              $   452(2)       $3,746,495(2)
       TAX FEES                        $ 5,594(3)       $   79,800(4)
       ALL OTHER FEES                  $    --          $       --(5)
   TOTAL NON-AUDIT FEES                $ 6,046          $3,826,295
   TOTAL                               $35,048          $3,826,295

N/A- Not applicable, as not required by Item 4.

(1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(3) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant's tax returns.

(4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.

(5) All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                                                      APPENDIX A

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                    AS ADOPTED AND AMENDED JULY 23, 2004,(1)

     1. STATEMENT OF PRINCIPLES

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("GENERAL PRE-APPROVAL"); or require the specific pre-approval of the Audit Committee or its delegate ("SPECIFIC PRE-APPROVAL"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

----------
(1) This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "POLICY"), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

     2. DELEGATION

As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

     3. AUDIT SERVICES

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     4. AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     5. TAX SERVICES

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     6. ALL OTHER SERVICES

The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     7. PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

     8. PROCEDURES

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

     9. ADDITIONAL REQUIREMENTS

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

     10. COVERED ENTITIES

Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

     MORGAN STANLEY RETAIL FUNDS

     Morgan Stanley Investment Advisors Inc.
     Morgan Stanley & Co. Incorporated
     Morgan Stanley DW Inc.
     Morgan Stanley Investment Management Inc.
     Morgan Stanley Investment Management Limited
     Morgan Stanley Investment Management Private Limited
     Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
     Van Kampen Asset Management
     Morgan Stanley Services Company, Inc.
     Morgan Stanley Distributors Inc.
     Morgan Stanley Trust FSB

     MORGAN STANLEY INSTITUTIONAL FUNDS

     Morgan Stanley Investment Management Inc.
     Morgan Stanley Investment Advisors Inc.
     Morgan Stanley Investment Management Limited
     Morgan Stanley Investment Management Private Limited
     Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
     Morgan Stanley & Co. Incorporated
     Morgan Stanley Distribution, Inc.
     Morgan Stanley AIP GP LP
     Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f) Not applicable.

(g) See table above.

(h) The audit committee of the Board of Directors has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:
Michael Bozic, Edwin J. Garn, Wayne E. Hedien, Manual H. Johnson, Joseph J. Kearns, Michael Nugent and Fergus Reid.

(b) Not applicable.

Item 6. Schedule of Investments

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Natural Resource Development Securities Inc.


/s/ Ronald E. Robison
---------------------------
Ronald E. Robison
Principal Executive Officer
April 19, 2006

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
---------------------------
Ronald E. Robison
Principal Executive Officer
April 19, 2006


/s/ Francis Smith
---------------------------
Francis Smith
Principal Financial Officer
April 19, 2006